Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015
Consolidated Balance Sheets
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	300,000,000	300,000,000
Common stock, issued (in shares)	139,530,654	139,459,620
Common stock outstanding (in shares)	139,530,654	139,459,620